UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

    William M. Shettle     Philadelphia, Pennsylvania   October 26, 1999


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51

Form 13F Information Table Value Total:   $97,340



List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
PIMCO Short Term Fund, Cl. A   MFUND            693391211      600 60240.964SH       SOLE                60240.964
American Home Products         COM              026609107     4978   119950 SH       SOLE                   119950
American Intl. Group           COM              026874107      487     5600 SH       SOLE                     5600
Astoria Financial Corp         COM              046265104     1114    36234 SH       SOLE                    36234
BCE Inc.                       COM              05534B109     3463    69515 SH       SOLE                    69515
Bank One Corp.                 COM              06423A103     1419    40768 SH       SOLE                    40768
BankBoston Corp.               COM              06605R106     2457    56640 SH       SOLE                    56640
Bristol-Myers-Squibb           COM              110122108      503     7458 SH       SOLE                     7458
Caterpillar                    COM              149123101     1817    33155 SH       SOLE                    33155
Citigroup, Inc.                COM              172967101     2373    53930 SH       SOLE                    53930
Colgate-Palmolive Co           COM              194162103      297     6500 SH       SOLE                     6500
Columbia Energy                COM              197648108     2441    44084 SH       SOLE                    44084
Computer Sciences Corp.        COM              205363104     3577    50871 SH       SOLE                    50871
Conoco Inc. 'A'                COM              208251306     1880    67760 SH       SOLE                    67760
Corning Inc.                   COM              219350105     2520    36753 SH       SOLE                    36753
DST Systems                    COM              233326107     2138    37588 SH       SOLE                    37588
DuPont (E.I.)                  COM              263534109     2561    42327 SH       SOLE                    42327
El Paso Energy                 COM              283905107     2738    68018 SH       SOLE                    68018
Eli Lilly                      COM              532457108     1632    25423 SH       SOLE                    25423
Exxon Corp.                    COM              302290101      289     3800 SH       SOLE                     3800
Fannie Mae                     COM              313586109     2473    39448 SH       SOLE                    39448
First Union Corp.              COM              337358105     1597    44833 SH       SOLE                    44833
Four Media Company             COM              350872107      131    24954 SH       SOLE                    24954
General Electric               COM              369604103      495     4179 SH       SOLE                     4179
Global Crossing Corp.          COM              G3921A100      229     8630 SH       SOLE                     8630
Halliburton Company            COM              406216101     1682    41029 SH       SOLE                    41029
Honeywell                      COM              438506107     2792    25084 SH       SOLE                    25084
Int'l Business Mach Corp       COM              459200101     1737    14355 SH       SOLE                    14355
Intel Corp.                    COM              458140100     1891    25444 SH       SOLE                    25444
Johnson & Johnson              COM              478160104     2403    26157 SH       SOLE                    26157
MCI WorldCom                   COM              55268B106     2034    28296 SH       SOLE                    28296
MediaOne Group, Inc.           COM              58440J104     2208    32320 SH       SOLE                    32320
Mellon Bank                    COM              585509102     2517    74842 SH       SOLE                    74842
Mitchell Energy/Dev. 'B'       COM              606592301      334    14230 SH       SOLE                    14230
NCR Corp.                      COM              62886E108     2070    62595 SH       SOLE                    62595
New York Times                 COM              650111107     2387    63664 SH       SOLE                    63664
Oracle Corp.                   COM              68389X105     2807    61685 SH       SOLE                    61685
Outback Steakhouse             COM              689899102     1952    76662 SH       SOLE                    76662
PepsiCo Inc.                   COM              713448108     1871    61348 SH       SOLE                    61348
Pfizer Inc.                    COM              717081103      413    11500 SH       SOLE                    11500
Proctor & Gamble               COM              742718109      555     5916 SH       SOLE                     5916
Royal Dutch Pete Co NY Registr COM              780257705      260     4400 SH       SOLE                     4400
SBC Communications             COM              78387G103     3039    59519 SH       SOLE                    59519
Scientific-Atlanta             COM              808655104     3788    76435 SH       SOLE                    76435
Telefonica SA Sponsored ADR    COM              879382208     2639    54969 SH       SOLE                    54969
Time Warner Inc.               COM              887315109     2643    43509 SH       SOLE                    43509
Tyco International             COM              902124106     2088    20220 SH       SOLE                    20220
Unilever N.V.                  COM              904784709     2162    31738 SH       SOLE                    31738
United Technologies            COM              913017109     2670    45022 SH       SOLE                    45022
Warner-Lambert Co.             COM              934488107     2368    35670 SH       SOLE                    35670
Xerox Corp.                    COM              984121103     1821    43429 SH       SOLE                    43429